Flight operation expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Flight Operation Expenses

	2017	2016	2015
	RMB million	RMB million	RMB million
Jet fuel costs	31,895	23,799	26,274
Flight personnel payroll and welfare	10,574	9,215	8,070
Aircraft operating lease charges	8,022	7,330	6,153
Air catering expenses	3,379	2,965	2,680
Civil Aviation Development Fund	2,720	2,565	2,482
Training expenses	1,184	1,120	1,003
Aircraft insurance	175	197	168
Others	5,029	4,270	3,582

	62,978	51,461	50,412